Supplement to the
Fidelity® Ultra-Short Bond Fund
September 28, 2013
Prospectus

The Board of Trustees has approved a plan of liquidation for the fund effective after the close of business on or about June 13, 2014. In connection with the liquidation, the fund will be closed to new investors on April 25, 2014, and the fund will remove its 0.25% redemption fee on shares held less than 60 days, effective on March 14, 2014.

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

The following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 17.

Effective after the close of business on April 25, 2014, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares (including any shares acquired pursuant to the reinvestment of dividend and capital gain distributions).

ULB-14-02  March 14, 2014
1.777255.119

Supplement to the
Fidelity Advisor® Ultra-Short Bond Fund
Class A and Class T
September 28, 2013
Prospectus

The Board of Trustees has approved a plan of liquidation for the fund effective after the close of business on or about June 13, 2014. In connection with the liquidation, the fund will be closed to new investors on April 25, 2014, and the fund will remove its 0.25% redemption fee on shares held less than 60 days, effective on March 14, 2014.

The following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 17.

Effective after the close of business on April 25, 2014, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares (including any shares acquired pursuant to the reinvestment of dividend and capital gain distributions).

AUSB-14-01  March 14, 2014
1.808063.126

Supplement to the
Fidelity Advisor® Ultra-Short Bond Fund
Institutional Class
September 28, 2013
Prospectus

The Board of Trustees has approved a plan of liquidation for the fund effective after the close of business on or about June 13, 2014. In connection with the liquidation, the fund will be closed to new investors on April 25, 2014, and the fund will remove its 0.25% redemption fee on shares held less than 60 days, effective on March 14, 2014.

The following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 16.

Effective after the close of business on April 25, 2014, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares (including any shares acquired pursuant to the reinvestment of dividend and capital gain distributions).

AUSBI-14-01  March 14, 2014
1.806139.120